STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (1,568,813)	$ 675,996
Stock based compensation	117,587	125,544
Depreciation and amortization	186,379	97,874
Amortization of debt discount	51,891	0
Bad debt expense	9,000	7,000
Forgiveness of note payable and interest	(120,505)	(963,516)
(Increase) decrease in assets:
Accounts receivable	217,529	(528,537)
Prepaid expenses and other current assets	(64,213)	(31,198)
Increase (decrease) in liabilities:
Accounts payable	193,790	125,296
Deferred revenue	177,692	141,218
Accrued expenses and other current liabilities	254,846	(63,432)
Net cash used in operating activities	(544,817)	(413,755)
Cash flows from investing activities:
Purchases of property and equipment	(13,506)	(48,310)
Capitalization of software development costs	(229,528)	(255,230)
Net cash used in investing activities	(243,034)	(303,540)
Cash flows from financing activities:
Proceeds from note payable	403,200	957,372
Debt issuance costs	(25,160)	0
Proceeds from notes payable - related parties	578,000	50,000
Repayments of notes payable - related parties	0	(96,635)
Repayments of note payable - short-term	0	(167,527)
Repayment of long-term obligations	(200,000)	0
Proceeds from the exercise of common stock options	98,930	0
Net cash provided by financing activities	854,970	743,210
Net increase in cash	67,119	25,915
Cash - beginning of year	32,313	6,398
Cash - end of year	99,432	32,313
Supplemental Disclosures of Cash Flow Information: Cash payments for:
Interest	84,203	346,328
Income taxes	0	0
Non-cash investing and financing activities:
Warrant issued in conjunction with debts	$ 202,052	$ 0
Common stock issued to extinguish debt	100,000	0
Common stock issued for prepaid consulting agreement	$ 58,125	$ 0